Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.10%)
COMMUNICATION SERVICES (7.17%)
Diversified Telecommunication Services (1.19%)
AT&T, Inc.	238,600	$7,482,496
Verizon Communications, Inc.	141,100	8,343,243
		15,825,739
Entertainment (0.77%)
Walt Disney Co.	91,582	10,168,350

Interactive Media & Services (4.03%)
Alphabet, Inc., Class C(a)	23,040	27,033,062
Facebook, Inc., Class A(a)	125,597	20,935,764
Twitter, Inc.(a)	170,200	5,596,176
		53,565,002
Media (1.18%)
Interpublic Group of Cos., Inc.	329,201	6,916,513
News Corp., Class A	286,400	3,562,816
Omnicom Group, Inc.	71,400	5,211,486
		15,690,815
CONSUMER DISCRETIONARY (12.87%)
Auto Components (0.54%)
Lear Corp.	53,027	7,196,294

Automobiles (0.59%)
Ford Motor Co.	885,981	7,778,913

Hotels, Restaurants & Leisure (0.90%)
Yum! Brands, Inc.	119,201	11,897,452

Household Durables (1.61%)
Lennar Corp., Class A	117,000	5,743,530
Lennar Corp., Class B	2,500	97,800
Mohawk Industries, Inc.(a)	37,907	4,781,968
Newell Brands, Inc.	355,387	5,451,637
Sony Corp.(b)	126,400	5,339,136
		21,414,071
Internet & Direct Marketing Retail (3.23%)
Amazon.com, Inc.(a)	16,395	29,195,396
Booking Holdings, Inc.(a)	7,876	13,742,911
		42,938,307
Multiline Retail (0.65%)
Dollar Tree, Inc.(a)	82,200	8,634,288

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2019

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Specialty Retail (4.03%)
Home Depot, Inc.	78,043	$14,975,671
Lowe's Cos., Inc.	147,153	16,108,839
TJX Cos., Inc.	158,111	8,413,086
Ulta Beauty, Inc.(a)	40,095	13,982,330
		53,479,926
Textiles, Apparel & Luxury Goods (1.32%)
Gildan Activewear, Inc.(c)	72,553	2,609,731
NIKE, Inc., Class B	115,934	9,762,802
PVH Corp.	42,708	5,208,241
		17,580,774
CONSUMER STAPLES (5.80%)
Beverages (0.96%)
Coca-Cola Co.	148,000	6,935,280
Monster Beverage Corp.(a)	106,400	5,807,312
		12,742,592
Food & Staples Retailing (1.07%)
Costco Wholesale Corp.	28,500	6,900,990
Kroger Co.	102,077	2,511,094
Walgreens Boots Alliance, Inc.	77,000	4,871,790
		14,283,874
Food Products (2.51%)
Archer-Daniels-Midland Co.	177,300	7,646,949
Mondelez International, Inc., Class A	458,452	22,885,924
Tyson Foods, Inc., Class A	40,084	2,783,032
		33,315,905
Personal Products (1.26%)
Estee Lauder Cos., Inc., Class A	60,762	10,059,149
Unilever NV	114,000	6,645,060
		16,704,209
ENERGY (5.71%)
Energy Equipment & Services (2.12%)
Baker Hughes a GE Co.	132,657	3,677,252
Halliburton Co.	632,472	18,531,430
National Oilwell Varco, Inc.	223,994	5,967,200
		28,175,882
Oil, Gas & Consumable Fuels (3.59%)
Cenovus Energy, Inc.	528,447	4,586,920
Concho Resources, Inc.	23,500	2,607,560
ConocoPhillips	118,600	7,915,364
Exxon Mobil Corp.	38,919	3,144,655
Marathon Oil Corp.	435,510	7,277,372

See Notes to Schedule of Investments.

www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	102,900	$6,811,980
Phillips 66	70,000	6,661,900
Pioneer Natural Resources Co.	25,500	3,883,140
Royal Dutch Shell PLC, Class A(b)	77,126	4,827,317
		47,716,208
FINANCIALS (15.18%)
Banks (5.20%)
Banco Bilbao Vizcaya Argentaria SA(b)(c)	810,000	4,641,300
Bank of America Corp.	572,857	15,805,125
BB&T Corp.	159,300	7,412,229
BOK Financial Corp.	42,000	3,425,100
Citigroup, Inc.	140,297	8,729,279
Cullen/Frost Bankers, Inc.	38,000	3,688,660
East West Bancorp, Inc.	94,300	4,523,571
JPMorgan Chase & Co.	108,487	10,982,139
Mitsubishi UFJ Financial Group, Inc.(b)	650,000	3,217,500
Wells Fargo & Co.	137,987	6,667,532
		69,092,435
Capital Markets (3.75%)
Ameriprise Financial, Inc.	48,500	6,212,850
Bank of New York Mellon Corp.	152,200	7,675,446
Charles Schwab Corp.	140,600	6,012,056
Franklin Resources, Inc.	168,889	5,596,982
Goldman Sachs Group, Inc.	27,035	5,190,450
KKR & Co., Inc., Class A	140,872	3,309,083
Morgan Stanley	166,052	7,007,394
S&P Global, Inc.	23,304	4,906,657
UBS Group AG	325,600	3,943,016
		49,853,934
Consumer Finance (1.04%)
Capital One Financial Corp.	168,578	13,771,137

Diversified Financial Services (0.82%)
AXA Equitable Holdings, Inc.	300,177	6,045,565
Voya Financial, Inc.	97,006	4,846,419
		10,891,984
Insurance (4.37%)
Allstate Corp.	83,300	7,845,194
American International Group, Inc.	389,731	16,781,817
Axis Capital Holdings, Ltd.	89,225	4,887,746
Chubb, Ltd.	92,300	12,929,384
Marsh & McLennan Cos., Inc.	90,500	8,497,950

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2019

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	166,053	$7,068,876
		58,010,967
HEALTH CARE (14.41%)
Biotechnology (2.30%)
Alexion Pharmaceuticals, Inc.(a)	33,300	4,501,494
Amgen, Inc.	62,878	11,945,563
BioMarin Pharmaceutical, Inc.(a)	50,800	4,512,564
Regeneron Pharmaceuticals, Inc.(a)	23,273	9,556,359
		30,515,980
Health Care Equipment & Supplies (4.00%)
Abbott Laboratories	252,839	20,211,949
Align Technology, Inc.(a)	23,478	6,675,500
Becton Dickinson and Co.	39,530	9,871,827
Danaher Corp.	71,000	9,373,420
Medtronic PLC	76,500	6,967,620
		53,100,316
Health Care Providers & Services (3.63%)
Acadia Healthcare Co., Inc.(a)	112,000	3,282,720
Cardinal Health, Inc.	192,857	9,286,065
Cigna Corp.	40,357	6,490,213
CVS Health Corp.	123,400	6,654,962
McKesson Corp.	48,431	5,669,333
Quest Diagnostics, Inc.	80,000	7,193,600
UnitedHealth Group, Inc.	38,729	9,576,132
		48,153,025
Life Sciences Tools & Services (0.49%)
Illumina, Inc.(a)	20,861	6,481,304

Pharmaceuticals (3.99%)
Johnson & Johnson	59,300	8,289,547
Merck & Co., Inc.	102,100	8,491,657
Mylan NV(a)	205,038	5,810,777
Novartis AG(b)	71,400	6,864,396
Novo Nordisk A/S(b)	160,301	8,385,345
Pfizer, Inc.	182,000	7,729,540
Zoetis, Inc.	74,400	7,489,848
		53,061,110
INDUSTRIALS (6.99%)
Aerospace & Defense (1.55%)
General Dynamics Corp.	36,000	6,094,080
Northrop Grumman Corp.	26,700	7,198,320

See Notes to Schedule of Investments.

www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Raytheon Co.	40,300	$7,337,824
		20,630,224
Building Products (0.58%)
Allegion PLC	18,606	1,687,750
Johnson Controls International PLC	163,000	6,021,220
		7,708,970
Commercial Services & Supplies (1.10%)
Waste Connections, Inc.	68,400	6,059,556
Waste Management, Inc.	82,700	8,593,357
		14,652,913
Industrial Conglomerates (0.63%)
General Electric Co.	832,759	8,319,263

Machinery (2.25%)
Dover Corp.	26,689	2,503,428
Oshkosh Corp.	90,500	6,799,265
Parker-Hannifin Corp.	39,000	6,693,180
Stanley Black & Decker, Inc.	51,049	6,951,342
Wabtec Corp.	14,772	1,088,992
Xylem, Inc.	73,500	5,809,440
		29,845,647
Professional Services (0.88%)
IHS Markit, Ltd.(a)	97,900	5,323,802
TransUnion	94,400	6,309,696
		11,633,498
INFORMATION TECHNOLOGY (20.60%)
Communications Equipment (0.65%)
Cisco Systems, Inc.	159,700	8,622,203

IT Services (6.97%)
Automatic Data Processing, Inc.	53,506	8,547,048
Cognizant Technology Solutions Corp., Class A	95,884	6,946,796
FleetCor Technologies, Inc.(a)	40,306	9,939,057
Mastercard, Inc., Class A	38,355	9,030,685
PayPal Holdings, Inc.(a)	270,731	28,112,707
Visa, Inc., Class A	191,686	29,939,436
		92,515,729
Semiconductors & Semiconductor Equipment (2.28%)
Broadcom Ltd.	28,600	8,600,306
Intel Corp.	155,800	8,366,460
Microchip Technology, Inc.(c)	89,000	7,383,440

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2019

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	33,143	$5,951,157
		30,301,363
Software (10.18%)
Adobe, Inc.(a)	105,745	28,179,985
ANSYS, Inc.(a)	40,500	7,399,755
Autodesk, Inc.(a)	70,808	11,033,303
Intuit, Inc.	37,307	9,752,423
Microsoft Corp.	192,875	22,747,677
Oracle Corp.	248,853	13,365,895
salesforce.com, Inc.(a)	142,328	22,540,485
ServiceNow, Inc.(a)	55,197	13,605,509
Splunk, Inc.(a)	52,300	6,516,580
		135,141,612
Technology Hardware, Storage & Peripherals (0.52%)
Hewlett Packard Enterprise Co.	446,563	6,890,467

MATERIALS (3.07%)
Chemicals (2.60%)
DowDuPont, Inc.	131,331	7,001,255
Ecolab, Inc.	73,157	12,915,137
Linde PLC	46,429	8,168,254
PPG Industries, Inc.	57,000	6,433,590
		34,518,236
Construction Materials (0.47%)
Martin Marietta Materials, Inc.	31,000	6,236,580

REAL ESTATE (3.80%)
Equity Real Estate Investment Trusts (REITs) (3.80%)
American Tower Corp.	74,700	14,720,382
Equinix, Inc.	41,681	18,888,162
Equity LifeStyle Properties, Inc.	36,800	4,206,240
Equity Residential	112,200	8,450,904
Sun Communities, Inc.	35,100	4,160,052
		50,425,740
UTILITIES (1.50%)
Electric Utilities (1.08%)
Edison International	231,988	14,364,697

See Notes to Schedule of Investments.

www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Gas Utilities (0.42%)
National Fuel Gas Co.	91,000	$5,547,360

TOTAL COMMON STOCKS
(COST OF $1,023,743,025)		1,289,395,295

SHORT TERM INVESTMENTS (2.92%)
MONEY MARKET FUND (2.91%)
State Street Institutional US Government Money Market Fund, 2.373%(d)
(COST OF $38,586,847)	38,586,847	38,586,847

INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LOANED (0.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%
(COST OF $70,350)	70,350	70,350

TOTAL SHORT TERM INVESTMENTS
(COST OF $38,657,197)		38,657,197

TOTAL INVESTMENTS (100.02%)
(COST OF $1,062,400,222)		1,328,052,492

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.02%)		(259,177)

NET ASSETS (100.00%)		$1,327,793,315

NET ASSET VALUE PER SHARE
(202,620,825 SHARES OUTSTANDING)		$6.55

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,450,799.
(d)	Rate reflects seven-day effective yield on March 31, 2019.

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2019

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2019 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2019, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2019 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2019:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$ 7,450,799	$ 70,350	$ 7,387,000	$ 7,457,350

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

First Quarter Report (Unaudited) | March 31, 2019

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2019 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,289,395,295	$–	$–	$1,289,395,295
Short Term Investments	38,657,197	–	–	38,657,197
Total	$1,328,052,492	$–	$–	$1,328,052,492

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2019 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

First Quarter Report (Unaudited) | March 31, 2019